Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Amortizable asset carrying Amount	$ 2,836	$ 1,433
Amortizable asset accumulated Amortization	1,198	855
Below market lease carrying amount	220	220
Below market lease accumulated amortization	206	176
In place leases
Amortizable asset carrying Amount	2,788	1,385
Amortizable asset accumulated Amortization	1,175	836
Above Market leases
Amortizable asset carrying Amount	48	48
Amortizable asset accumulated Amortization	23	19
Below market leases
Below market lease carrying amount	220	220
Below market lease accumulated amortization	$ 206	$ 176